FINANCIAL INSTRUMENTS - Offsetting of financial assets and financial liabilities (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade payables
Offsetting of financial assets and financial liabilities
Current and noncurrent liabilities - Gross value	$ (582,508)	$ (969,564)
Offsetting	20,046	19,342
Current and noncurrent liabilities - Carrying value	(562,462)	(950,222)
Other Liabilities
Offsetting of financial assets and financial liabilities
Current and noncurrent liabilities - Gross value	(25,707)	(44,649)
Offsetting	4,333	2,316
Current and noncurrent liabilities - Carrying value	(21,374)	(42,333)
Trade receivables
Offsetting of financial assets and financial liabilities
Current and noncurrent assets - Gross value	381,583	372,905
Offsetting	(20,046)	(19,341)
Current and noncurrent assets - Carrying value	361,537	353,564
Other receivables
Offsetting of financial assets and financial liabilities
Current and noncurrent assets - Gross value	28,573	65,025
Offsetting	(4,333)	(2,316)
Current and noncurrent assets - Carrying value	$ 24,240	$ 62,709